Simple Agreements For Future Equity (SAFE) (Details) $ in Thousands			3 Months Ended	12 Months Ended		38 Months Ended
	Dec. 02, 2020 shares	Jun. 24, 2019 shares	Mar. 31, 2021 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	May 31, 2019 instrumentType
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Number of types of SAFEs issued | instrumentType						2
Interest rate per annum of the invested amount of the SAFE (as a percent)				18.00%
Charge for the increase in fair value | $					$ 24,200
Amount settled in cash | $				$ 0	$ 5,609
Series A Convertible Preferred Stock
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Conversion of SAFE into Series A convertible preferred stock for cash, net of issuance costs (in shares)					68,877,417
Series A Convertible Preferred Stock | Preferred Stock
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Conversion of SAFE into Series A convertible preferred stock for cash, net of issuance costs (in shares)		68,877,417
Class A Common Stock | Common Stock
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Conversion of SAFE into Series A common stock or Issuance of Class A common stock upon exercise of warrants (in shares)	1,466,155	3,612,062	15,757,955	1,466,155	3,612,062